Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Share-based Payment Arrangements

Note 11 - Share-based Payment Arrangements

A.	On November 7, 2021, the board of directors of the Company granted 112 thousand options and 112 thousand RSUs to new director, subject to his election in the annual general meeting. The options have an exercise price of USD 0.470 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 73 thousand. This grant together with June grant to directors was approved by the shareholders on December 29, 2021 and the vesting period begun accordingly.

On August 31, 2021, the board of directors of the Company granted 420 thousand options and 420 thousand RSUs to new officer and employee. The options have an exercise price of USD 0.492 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 268 thousand

On June 7, 2021, the board of directors of the Company granted 638 thousand options and 488 thousand RSUs to directors, officers and employees. The options have an exercise price of USD 0.470 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 406 thousand. This grant to directors was approved by the shareholders in December 29, 2021 and the vesting period begun accordingly.

On October 12, 2020, the board of directors of the Company granted 232 thousand options and 232 thousand RSUs to new officer and employees. The options have an exercise price of USD 0.432 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 171 thousand.

On May 18, 2020, the board of directors of the Company granted 1,853 thousand options and 1,853 thousand RSUs to officers and employees. The options have an exercise price of USD 0.421 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 1,845 thousand.

In addition, the board of directors of the Company granted a total of 1,463 thousand options and 1,463 thousand RSUs to the Chief Executive Officer, Chairman of the Board of Directors and the other directors.

This grant was approved by the shareholders in August 2020. The options have an exercise price of USD 0.421 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 2,342 thousand.

On April 2, 2020, the Company granted 178 thousand options to an officer. 151 thousand options have an exercise price of USD 0.347 per one ordinary share, and will vest over 3 years from the grant date. The options are exercisable for 7 years from grant date. The fair value of these options as of the grant date was measured at USD 40 thousand. An additional 27 thousand options were granted that have an exercise price of USD 1.98 per one ordinary share, and will vest over 3 years from the grant date. The options are exercisable for 4 years from grant date. The fair value of these options as of the grant date was measured at USD 3 thousand. In addition, 54,472 RSUs were granted which are fully vested, See Note 5B.

On December 18, 2019, the Company granted 335 thousand options to an officer. The options have an exercise price of USD 0.79 per one ordinary share, and will vest over 3 years from the grant date. The options are exercisable for 7 years from grant date. The fair value of these options as of the grant date was measured at USD 221 thousand.

On December 23, 2019, the Company granted 400 thousand options to the Chairman of the Board. The options have an exercise price of USD 0.814 per one ordinary share, and will vest during 3 years from the grant date. The options are exercisable for 7 years from grant date. This grant was approved by the shareholders in December 2019.

The fair value of these options as of the grant date was measured at USD 207 thousand.

During March and April 2019, the board of directors of the Company approved the grant of 3,162 thousand options to directors, officers, employees and consultants. The options have an exercise price of USD 1.28 – 1.64 per one ordinary share, and will vest during 3 years from the date of grant. The options are exercisable for 5-7 years from grant date. The fair value of these options as of the grant date was measured at USD 2,677 thousand. Those options that were granted to directors were approved by the shareholders of the Company in April 2019.

In addition, the Company granted 61 thousand options to Tmura, an Israeli charity organization, the options have an exercise price equals USD 6 per ordinary share, and were immediately vested at the date of grant. The fair value of these options as of the grant date was measured at USD 56 thousand.

The Company recorded in 2021 an expense for share-based payment arrangements of USD 2,082 thousand (2020 - USD 2,645 thousand, 2019- USD 1,273 thousand), of which USD 1,924 thousand (2020 - USD 2,409 thousand, 2019 - USD 988 thousand) are to officers and directors.

B.	The number and weighted average exercise prices (in USD) of share options are as follows:

	Weighted average exercise price			Number of options
	2021	2020	2019	2021	2020	2019
Outstanding on January 1	1.02	1.71	2.6	6,994,377	4,754,676	1,131,781
Expired and forfeited during the year	1.52	0.23	-	(413,074)	(1,486,125)	-
Granted during the year	0.47	0.43	1.32	1,170,000	3,725,826	3,622,895
Outstanding on December 31	0.97	1.02	1.71	7,751,303	6,994,377	4,754,676
Exercisable on December 31	1.48	1.54	3.21	4,451,430	1,753,632	1,093,029

The exercise price is denominated in NIS and are re-measured using historic exchange rates. Options are exercisable to shares, each ADS represent 10 shares.

The options outstanding at December 31, 2021 had an exercise price of USD 0.346- USD 6 (2020 - USD 0.346- USD 6, 2019 -USD 0.81 - USD 6), and weighted average contractual life of 3.9 years (2020 - 5.89 years, 2019 - 5.56 years).

C.	The number of RSUs are as follows:

	Number of RSUs
	2021	2020
Outstanding at January 1	3,390,000	11,509
Granted during the year	1,020,000	3,601,972
Forfeited during the year	166,250	157,500
Vested during the year	1,633,750	65,981
Outstanding at December 31	2,610,000	3,390,000

Each RSU is convertible to one share, each ADS represent 10 shares.

D.	Options to service providers were measured at the fair value of the service, when available.

The fair value of the Company’s share options granted to employees, directors and consultants, where fair value of service was not measurable, was measured using the binominal model, using the fair value of the traded warrants with similar terms, making certain adjustments to reflect the specific terms of the options based on the expected duration.

E.	The following assumptions were used:

	2021	2020	2019
Share Price - USD	0.380 - 0.517	0.32-0.898	0.746-1.22
Exercise price - USD	0.470-0.492	0.346-0.432	0.792-6
Expected volatility (%)	95.07-96.1	95.68-107	99.22-113.78
Expected duration (years)	2-5	4-7	4.61-7
Dividend yield (%)	-	-	-
Risk free rate interest rate (%)	0.87%-1.166%	0.298%-0.5%	1.63%-1.95%

F.	Expenses recognized in the consolidated financial statements:

	For the year ended December 31
	2021	2020	2019
	USD thousands
Research and development expenses	557	756	238
General and administrative expenses	1,525	1,889	1,035

Total share-based expense recognized	2,082	2,645	1,273